Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (9,656,008)	$ (17,227,806)	$ (19,151,197)	$ (20,878,292)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	766,416	290,079	436,005	152,738
Operating lease expense	600,006	553,715	753,449	560,668
Interest Expense	175,243	217,788	317,234	479,476
Interest and other income, net	(301,240)	(257,977)	(418,426)	(290,313)
Property, plant and equipment written off			48,456	9,250
(Reversal of) / Provision for credit loss reserve	241,403	720,732	955,762
Deferred income tax benefit	(155,056)
Shares issued to investors and advisors				5,063,799
Stock compensation expense	6,104,670	12,003,897	14,342,784	9,723,492
Changes in operating assets and liabilities:
Accounts receivable, net	(6,086,871)	(3,741,191)	(4,890,032)	(3,071,640)
Inventory, net	(11,514,766)	(5,254,740)	(7,691,518)	(6,113,810)
Deferred revenue	2,338,094	5,502,658	5,357,075	1,051,563
Prepaids and other assets	(3,450,327)	(667,764)	(1,411,621)	(2,690,178)
Accounts payable	2,344,584	897,060	1,410,830	736,075
Income taxes payable, net	2,192,881
Accrued expenses & other liabilities	(49,083)	1,241,298	1,144,037	430,293
Operating lease payment	(573,363)	(519,018)	(705,868)	(524,766)
Net cash used in operating activities	(17,023,417)	(6,241,269)	(9,503,030)	(15,361,645)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,944,527)	(536,337)	(661,479)	(453,327)
Net cash used in investing activities	(1,944,527)	(536,337)	(661,479)	(453,327)
Cash flows from financing activities:
Proceeds from issuance of common stock against warrants and options				412,056
Proceeds from issuance of promissory notes to principal stockholder		2,500,000	3,000,000
Proceeds from issuance of convertible notes to principal stockholder	28,000,000	1,000,000	3,000,000	16,980,000
Proceeds from issuance of convertible notes to other investors		1,450,000	1,450,000	3,000,000
Repayment of convertible notes to principal stockholder, including interest	(4,212,637)
Repayment of convertible notes to other investors, including interest	(1,068,849)
Proceeds from bank overdraft facility (net)	2,074,877	1,064,946	1,975,980	2,480,735
Repayment of term loan				(126,505)
Proceeds from warrant exercised pending allotment				50,000
Net cash provided by financing activities	24,793,391	6,014,946	9,425,980	22,796,286
Net change in cash	5,825,447	(762,660)	(738,529)	6,981,314
Effect of exchange rate on cash	(409,735)	(172,923)	274,219	(168,094)
Cash and cash equivalents at the beginning of the period	6,623,535	7,087,845	7,087,845	274,625
Cash and cash equivalents at end of the period	12,039,247	6,152,262	6,623,535	7,087,845
Supplemental disclosure of cash flow information:
Conversion of convertible notes into common stock, including interest	30,645,360			23,117,903
Transfer of systems from inventory to property, plant and equipment	2,167,971	2,849,073	$ 4,502,533
Transfer of systems from property, plant and equipment to inventory	$ 482,312